Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$898,267.72

Principal:
Principal Collections	$10,891,054.53
Prepayments in Full	$5,153,450.89
Liquidation Proceeds	$121,112.53
Recoveries	$37,790.05
Sub Total	$16,203,408.00
Collections	$17,101,675.72

Purchase Amounts:
Purchase Amounts Related to Principal	$431,167.76
Purchase Amounts Related to Interest	$1,851.63
Sub Total	$433,019.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,534,695.11

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,534,695.11
Servicing Fee	$210,659.96	$210,659.96	$0.00	$0.00	$17,324,035.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,324,035.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,324,035.15
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,324,035.15
Interest - Class A-4 Notes	$155,869.21	$155,869.21	$0.00	$0.00	$17,168,165.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,168,165.94
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$17,090,531.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,090,531.94
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$17,032,619.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,032,619.94
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$16,961,255.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,961,255.94
Regular Principal Payment	$15,336,159.91	$15,336,159.91	$0.00	$0.00	$1,625,096.03
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,625,096.03
Residuel Released to Depositor	$0.00	$1,625,096.03	$0.00	$0.00	$0.00
Total		$17,534,695.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,336,159.91
Total					$15,336,159.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,336,159.91	$59.81	$155,869.21	$0.61	$15,492,029.12	$60.42
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$15,336,159.91	$10.99	$362,779.21	$0.26	$15,698,939.12	$11.25

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$138,550,411.76	0.5403261	$123,214,251.85	0.4805173
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$234,310,411.76	0.1679067	$218,974,251.85	0.1569168

Pool Information
Weighted Average APR	4.163%	4.168%
Weighted Average Remaining Term	25.58	24.75
Number of Receivables Outstanding	23,845	23,204
Pool Balance	$252,791,949.11	$236,024,574.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,310,411.76	$218,974,251.85
Pool Factor	0.1696372	0.1583854

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$17,050,322.22
Targeted Overcollateralization Amount	$17,050,322.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,050,322.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		69	$170,589.33
(Recoveries)		115	$37,790.05
Net Losses for Current Collection Period			$132,799.28
Cumulative Net Losses Last Collection Period			$8,152,610.31
Cumulative Net Losses for all Collection Periods			$8,285,409.59

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.63%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.69%	492	$6,342,707.27
61-90 Days Delinquent	0.31%	50	$727,433.26
91-120 Days Delinquent	0.06%	10	$141,052.66
Over 120 Days Delinquent	0.46%	72	$1,093,591.21
Total Delinquent Receivables	3.52%	624	$8,304,784.40

Repossession Inventory:
Repossessed in the Current Collection Period		20	$321,312.17
Total Repossessed Inventory		28	$517,009.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2694%
Preceding Collection Period			0.7632%
Current Collection Period			0.6520%
Three Month Average			0.5615%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5225%
Preceding Collection Period			0.5662%
Current Collection Period			0.5689%
Three Month Average			0.5525%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer